UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22133

ALPS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Esq. ALPS Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

AVS Listed Private Equity Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

March 31, 2009

	Shares	Market Value (Note 1)
COMMON STOCKS (100.38%)

DIVERSIFIED (10.23%)

Diversified Operations (2.17%)
Wendel Investissement	1,095	$28,951

Holding Companies-Diversified (8.06%)
HAL Trust	825	52,613
Leucadia National Corp. (a)	3,705	55,167
		107,780

TOTAL DIVERSIFIED		136,731

FINANCIAL (88.74%)

Banks (2.28%)
CapitalSource, Inc.	5,285	6,448
SVB Financial Group (a)	1,200	24,012
		30,460
Closed-End Funds (20.06%)
3i Infrastructure PLC	53,500	64,482
AP Alternative Assets LP	14,275	19,842
Candover Investments PLC	3,340	3,990
CVC, Ltd.	49,437	17,188
Electra Private Equity PLC (a)	4,150	34,418
Graphite Enterprise Trust PLC	18,700	44,674
HgCapital Trust PLC	5,294	53,285
Partners Group Global Opportunities, Ltd. (a)	9,850	30,230
		268,109
Diversified Financial Services (15.29%)
Brait SA	22,100	24,497
Conversus Capital LP	9,615	57,690
GP Investments, Ltd. (a)	16,400	41,004
KTB Securities Co., Ltd. (a)	8,000	21,688
Onex Corp.	4,850	59,548
		204,427
Investment Companies (33.76%)
American Capital Strategies, Ltd.	4,547	8,503
BlackRock Kelso Capital Corp.	2,725	11,418
Capital Southwest Corp.	554	42,320
CapMan Oyj, B Shares	18,100	19,238
China Merchants China Direct Investments, Ltd. (a)	28,800	33,814
DeA Capital SpA (a)	20,551	27,236
Eurazeo	1,388	37,214
KKR Private Equity Investors LP (a)	21,556	63,159
Macquarie International Infrastructure Fund, Ltd.	219,500	41,852
MVC Capital, Inc.	3,350	28,174
NGP Capital Resources Co.	4,000	19,880
Prospect Capital Corp.	3,525	30,033
Ratos AB, B Shares	4,450	67,811
SVG Capital PLC	14,750	20,741
		451,393
Venture Capital (17.35%)
3i Group PLC	15,700	61,049
Altamir Amboise	12,400	22,241
Deutsche Beteiligungs AG	2,794	35,080
Dinamia	2,703	25,713
GIMV N.V.	1,712	74,128
IP Group PLC (a)	29,000	13,731
		231,942

TOTAL FINANCIAL		1,186,331

UTILITIES (1.41%)

Electric (1.41%)
Babcock & Brown Infrastructure Group	431,000	18,881

TOTAL UTILITIES		18,881

TOTAL COMMON STOCKS (Cost $2,274,435)		1,341,943

	7 Day Yield	Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (3.75%)

MONEY MARKET FUND (3.75%)
Dreyfus Treasury Prime Cash Management Fund(b)	0.01%	50,192	50,192

TOTAL MONEY MARKET FUND			50,192

TOTAL SHORT TERM INVESTMENTS (Cost $50,192)			50,192

TOTAL INVESTMENTS (104.13%) (Cost $2,324,627)			$1,392,135

Liabilities In Excess Of Other Assets (-4.13%)			(55,197)

NET ASSETS (100.00%)			$1,336,938

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamioze Vennootchap is the Dutch term for public limited liability corporation

OYJ - Public Limited Company

PLC - Public Limited Company

SA - Generally designates corporations in various countries mostly employing civil law.  This translates literally in all languages mentioned as anonymous company.

SpA - Societea Per Azioni is an Italian shared company.

(a) Non-Income Producing Security.

(b) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Portfolio management.  This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percent of net assets.  These industry classifications are based on third party definitions and are unaudited.  The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Portfolio has invested.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”).  The Portfolio offers Class I and Class II shares (collectively, the “Classes” and individually, each a “Class”).

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts.  Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Investment Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities:  Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate the capital of the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolio’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security.

The Portfolio follows the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No.157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115”. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. Management has concluded there is no impact on the adoption of FAS 159 on the Portfolio’s financial statements.

FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments
Level 1-Quoted Prices	$1,392,135	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$1,392,135	—

For the period ended March 31, 2009, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolio has evaluated the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolio’s financial statements and  believes the adoption of SFAS 161 will not have a material impact.

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the Classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment Advisor, underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a Class by Class basis.

Income Taxes: For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders.  Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado. For the initial year ended December 31, 2008, the Portfolio’s returns are open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act.

Distributions to Shareholders: The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Offering costs consist of legal fees related to preparing the initial registration statement and were amortized over a 12 month period beginning with the commencement of the operations of the Portfolio (April 30, 2008).

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2009 were as follows:

Gross appreciation (excess of value over tax cost)	$(216,573)
Gross depreciation (excess of tax cost over value)	(965,559)
Net unrealized depreciation	$(1,182,132)
Cost of investments for income tax purposes	$2,574,267

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	May 28, 2009

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 28, 2009

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